Filed pursuant to Rule 497(e)

File Nos. 002-98772 and 811-04347

GMO TRUST

Supplement dated March 7, 2014 to the

GMO Trust Multi-Class Prospectus dated June 30, 2013, as revised February 13, 2014

GMO Strategic Fixed Income Fund

Effective March 10, 2014, the Fund charges a purchase premium of 0.10% of the amount invested and a redemption fee of 0.10% of the amount redeemed. The section captioned “Shareholder fees” on page 120 of the Prospectus is replaced with the following:

Shareholder fees

(fees paid directly from your investment)

	Class III	Class VI
Purchase premium (as a percentage of amount invested)	0.10%	0.10%
Redemption fee (as a percentage of amount redeemed)	0.10%	0.10%

In addition, the section captioned “Example” on page 120 is replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$63	$174	$294	$645	$53	$162	$281	$630
Class VI	$54	$145	$244	$535	$44	$133	$232	$519

*	After reimbursement

GMO Global Developed Equity Allocation Fund

Effective March 10, 2014, the Fund charges a purchase premium of 0.08% of the amount invested and a redemption fee of 0.08% of the amount redeemed. The following disclosure is added to page 17 of the Prospectus, immediately following the section captioned “Fees and expenses”:

Shareholder fees

(fees paid directly from your investment)

Class III
Purchase premium (as a percentage of amount invested)	0.08%
Redemption fee (as a percentage of amount redeemed)	0.08%

In addition, the section captioned “Example” on page 17 is replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$69	$203	$349	$773	$61	$194	$339	$761

*	After reimbursement

GMO International Developed Equity Allocation Fund

Effective March 10, 2014, the Fund charges a purchase premium of 0.08% of the amount invested and a redemption fee of 0.08% of the amount redeemed. The following disclosure is added to page 32 of the Prospectus, immediately following the section captioned “Fees and expenses”:

Shareholder fees

(fees paid directly from your investment)

Class III
Purchase premium (as a percentage of amount invested)	0.08%
Redemption fee (as a percentage of amount redeemed)	0.08%

In addition, the section captioned “Example” on page 32 is replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$79	$225	$385	$848	$70	$216	$375	$836

*	After reimbursement

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